Significant Accounting Policies (Details Narrative)	Feb. 28, 2013
Debt instrumen interest rate	15.00%
Office Furniture [Member]
Amortized property declining - balance basis	20.00%
Vehicles [Member]
Amortized property declining - balance basis	30.00%